MARKETABLE SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equity securities available-for-sale
Cost	$ 2,830,000	$ 2,707,000
Accumulated net unrealized (loss) gain	(206,000)	772,000
Fair value	2,624,000	3,479,000
Unrealized gain (loss)	(200,000)	800,000
Avance Gas [Member]
Equity securities available-for-sale
Shares received		108,069
Kightsbridge [Member]
Equity securities available-for-sale
Shares received	12,374	8,766
Payment for shares	0
Income earned on shares	$ 10,000	$ 60,000